J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Equity Focus ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 30, 2026

to the current Summary Prospectus and Prospectus, as supplemented

Effective March 31, 2026 (the “Effective Date”), the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Felise L. Agranoff	2023	Managing Director
Jack Caffrey	2024	Managing Director
Graham Spence	2025	Executive Director

Ms. Agranoff also was the predecessor fund’s portfolio manager since 2022.

In addition, on the Effective Date, the “The Funds’ Management and Administration — The Portfolio Managers — Equity Focus ETF” section of the Fund’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Equity Focus ETF

The portfolio management team is led by Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, and Jack Caffrey, Managing Director of JPMIM and a CFA charterholder. Graham Spence, Executive Director of JPMIM, is also a listed portfolio manager. Ms. Agranoff is primarily responsible for the Fund’s growth investments, while Mr. Caffrey and Mr. Spence are primarily responsible for the Fund’s value investments.

Ms. Agranoff has been a portfolio manager since 2015 and a research analyst in the firm’s U.S. Equity Group since 2004. Mr. Caffrey has been a portfolio manager for JPMIM or its affiliates since 2010 and was a Private Bank Equity Strategist prior to that time. Mr. Spence has been a portfolio manager since 2020 and a research analyst in the firm’s U.S. Equity group since 2013.

Ms. Agranoff also was the predecessor fund’s portfolio manager since 2022.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-CONVEQETF-326

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Equity Focus ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated March 30, 2026

to the current Statement of Additional Information, as supplemented

Effective March 31, 2026 (the “Effective Date”), the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding the other accounts managed for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2025:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Equity Focus ETF
Felise Agranoff	15	$52,614,268	7	$16,121,856	57	$6,270,312
Jack Caffrey	0	0	2	11,392,589	55	5,951,072
Graham Spence	8	9,983,839	3	13,141,600	4	554,352

The following table shows information regarding the other accounts managed for which advisory fees are based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2025:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Equity Focus ETF
Felise Agranoff	0	$0	0	$0	1	$115,071
Jack Caffrey	0	0	0	0	0	0
Graham Spence	0	0	0	0	1	105,582

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

SUP-SAI-CONVEQETF-326

In addition, on the Effective Date, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of June 30, 2025. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Equity Focus ETF
Felise Agranoff						X
Jack Caffrey							X
Graham Spence	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE